BBH TRUST

BBH INCOME FUND
CLASS N SHARES (BBNNX)
CLASS I SHARES (BBNIX)

SUPPLEMENT DATED JUNE 25, 2018 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 25, 2018

The following information supplements, and, to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information.

The BBH Income Fund (the "Fund") does not currently offer Class N shares for purchase by investors.  The Fund may offer Class N shares for purchase in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.